Hedge Accounting - Summary of Cash Flow Hedge Instruments (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 126,549,000,000	R$ 171,439,000,000
Variation in value recognized in Other comprehensive income	(1,135,000,000)	(571,000,000)	R$ (697,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	12,550,000,000	10,561,000,000
Variation in value recognized in Other comprehensive income	(7,300,000,000)	(5,507,000,000)
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	92,408,000,000	141,468,000,000
Book Value, Assets	3,293,000,000	36,000,000
Book value, Liabilities	13,540,000,000	(76,000,000)
Variations in fair value used to calculate hedge ineffectiveness	(1,187,000,000)	(2,321,000,000)
Variation in value recognized in Other comprehensive income	(1,077,000,000)	(2,162,000,000)
Hedge ineffectiveness recognized in income	(110,000,000)	(159,000,000)
Amount reclassified from Cash flow hedge reserve to income	0	0
Cash flow hedges [member] | Interest rate risk [Member] | Interest rate futures [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	75,743,000,000	118,441,000,000
Book Value, Assets	256,000,000	13,000,000
Book value, Liabilities	21,000,000	(32,000,000)
Variations in fair value used to calculate hedge ineffectiveness	(1,305,000,000)	(2,278,000,000)
Variation in value recognized in Other comprehensive income	(1,193,000,000)	(2,126,000,000)
Hedge ineffectiveness recognized in income	(112,000,000)	(152,000,000)
Amount reclassified from Cash flow hedge reserve to income	0	0
Cash flow hedges [member] | Interest rate risk [Member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	16,594,000,000	22,795,000,000
Book Value, Assets	3,023,000,000	14,000,000
Book value, Liabilities	13,519,000,000	(44,000,000)
Variations in fair value used to calculate hedge ineffectiveness	112,000,000	(38,000,000)
Variation in value recognized in Other comprehensive income	110,000,000	(31,000,000)
Hedge ineffectiveness recognized in income	2,000,000	(7,000,000)
Amount reclassified from Cash flow hedge reserve to income	0	0
Cash flow hedges [member] | Foreign exchange risk [member] | DDI futures [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	6,000,000	78,000,000
Book Value, Assets	5,000,000
Variations in fair value used to calculate hedge ineffectiveness	1,000,000	1,000,000
Variation in value recognized in Other comprehensive income	1,000,000	1,000,000
Amount reclassified from Cash flow hedge reserve to income	0	0
Cash flow hedges [member] | Foreign exchange risk [member] | Option contract [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	65,000,000	154,000,000
Book Value, Assets	9,000,000	9,000,000
Variations in fair value used to calculate hedge ineffectiveness	5,000,000	(6,000,000)
Variation in value recognized in Other comprehensive income	5,000,000	(6,000,000)
Amount reclassified from Cash flow hedge reserve to income	R$ 0	R$ 0